Leases - Schedule of Operating Lease Expense (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases Operating [Abstract]
2019	$ 345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	$ 2,186